Trade and Other Receivables	6 Months Ended
Jun. 30, 2025
Trade and Other Receivables [Abstract]
Trade and other receivables

Note 10 — Trade and other receivables

Trade and other receivables consist of the following:

	June 30, 2025	December 31, 2024
	EUR	EUR
Trade receivables	1,724,583	344,362
Trade receivables – related parties	4,183	7,321
	1,728,766	351,683

The credit period on rendering service to non-related parties is based on ordinary course of business practices. Trade receivables are mainly made up of advertising, sponsorships, and naming rights.

Any loss allowance for trade receivables has been measured at an amount equal to the lifetime ECL. The ECL on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, and where relevant general economic conditions of the industry in which the debtors operate. At the end of our reporting period, management considers the ECL for trade and other receivables is insignificant.